Financial Instruments (Details 4) - UF [Member] - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Scotiabank Chile [Member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bonds	Flow interest rate on bonds
Maturity	06-01-2023	06-01-2023
Scotiabank Chile [Member] | First June Two Thousand And Twenty Three [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 13,337,023	$ 6,847,456
Scotiabank Chile [Member] | First June Two Thousand And Twenty Five [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate and exchange rate on bonds	Flow interest rate and exchange rate on bonds
Maturity	06-01-2025	06-01-2025
Scotiabank Chile [Member] | First June Two Thousand And Twenty Five [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ (288,550)	$ (3,328,841)
Scotiabank Chile [Member] | Second June Two Thousand And Twenty Five [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate and exchange rate on bonds	Flow interest rate and exchange rate on bonds
Maturity	06-02-2025	06-02-2025
Scotiabank Chile [Member] | Second June Two Thousand And Twenty Five [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 1,197,911	$ (1,153,698)
Scotiabank Chile [Member] | Fifteenth March Two Thousand and Thirty [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bonds
Maturity	03-15-2030
Scotiabank Chile [Member] | Fifteenth March Two Thousand and Thirty [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 2,319,715
Scotiabank Chile [Member] | Assets | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	69,182,555	62,695,477
Scotiabank Chile [Member] | Assets | First June Two Thousand And Twenty Five [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	16,322,595	14,695,305
Scotiabank Chile [Member] | Assets | Second June Two Thousand And Twenty Five [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	10,102,729	9,095,477
Scotiabank Chile [Member] | Assets | Fifteenth March Two Thousand and Thirty [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	51,120,767
Scotiabank Chile [Member] | Liabilities | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	55,845,532	55,848,021
Scotiabank Chile [Member] | Liabilities | First June Two Thousand And Twenty Five [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	16,611,145	18,024,146
Scotiabank Chile [Member] | Liabilities | Second June Two Thousand And Twenty Five [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	8,904,818	$ 10,249,175
Scotiabank Chile [Member] | Liabilities | Fifteenth March Two Thousand and Thirty [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 48,801,052
Banco Santander [Member] | Tenth August Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bonds	Flow interest rate on bonds
Maturity	08-10-2023	08-10-2023
Banco Santander [Member] | Tenth August Two Thousand And Twenty Three [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 19,943,338	$ 10,361,253
Banco Santander [Member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bonds	Flow interest rate on bonds
Maturity	06-01-2023	06-01-2023
Banco Santander [Member] | First June Two Thousand And Twenty Three [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 18,646,632	$ 9,712,469
Banco Santander [Member] | Fifteenth March Two Thousand and Thirty Two [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bonds
Maturity	03-15-2032
Banco Santander [Member] | Fifteenth March Two Thousand and Thirty Two [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 1,389,036
Banco Santander [Member] | Assets | Tenth August Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	105,013,688	97,057,334
Banco Santander [Member] | Assets | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	100,564,068	93,491,832
Banco Santander [Member] | Assets | Fifteenth March Two Thousand and Thirty Two [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	82,322,384
Banco Santander [Member] | Liabilities | Tenth August Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	85,070,350	86,696,081
Banco Santander [Member] | Liabilities | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	81,917,436	$ 83,779,363
Banco Santander [Member] | Liabilities | Fifteenth March Two Thousand and Thirty Two [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 80,933,348